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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    RESEARCH
                                      FUND

                                      PATMX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07


                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       2
Portfolio Management Discussion                                             4
Portfolio Summary                                                           8
Prices and Distributions                                                    9
Performance Update                                                         10
Comparing Ongoing Fund Expenses                                            14
Schedule of Investments                                                    16
Financial Statements                                                       25
Notes to Financial Statements                                              33
Trustees, Officers and Service Providers                                   40

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following interview, John Peckham, CFA, Head of U.S. Equity Research and member of the Pioneer Research Fund's management team, discusses the factors that influenced the Fund's performance during the six months ended June 30, 2007.

Q:   How did the U.S. stock market perform during the first half of the year?

A: U.S. equities powered higher during the first six months of the year on the strength of robust global economic growth, better-than-expected corporate earnings, and a growing consensus among investors that the Federal Reserve Board will not raise interest rates again in 2007. In addition, market performance was boosted by a surge in corporate share buybacks and the purchases of public companies by private equity firms. Both trends contributed to higher prices by reducing the supplies of stocks in the market. The rally was interrupted briefly in both early March and mid-June, when sentiment was temporarily depressed by concerns that the weakness in the sub-prime mortgage area would spread to the rest of the U.S. economy. This concern proved short-lived on both occasions, however, and the semiannual period closed with the Standard and Poor's 500 Index (the S&P
     500) standing not far off from the all-time high it registered on the first day of June.

Q:   How did the Fund perform in relation to its benchmark and peer group?

A: The Class A shares of the Fund produced a total return of 9.26% at net asset value, outpacing the 6.96% return of its benchmark, the S&P 500 Index. The Fund also outperformed the 6.94% average return of the 843 funds in its Lipper peer group, Large Cap Core Funds. More important, the Fund is in the top quarter of its peer group for both the three- and five-year periods ending June 30, 2007, and its performance was also well ahead of the S&P 500 during both time periods.

     To review, we manage the portfolio with an emphasis on stock selection, and we do not attempt to predict the outlook for the economy, the market, or individual sectors. We therefore keep the portfolio's sector weightings as close to the S&P 500 as possible, meaning that the Fund's performance is almost entirely the result of the quality of our research - the area in which we believe we can add the most value. We strive to know our companies inside

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     and out, with the expectation that this will enable us to outperform the market over time. This approach paid off in the first half of the year: in 16 of the 24 industry groups that we track, the Fund outperformed the equivalent industry groups in the broader market. This represents an improvement over 2006, when the Fund's relative performance was not as strong. We believe this helps illustrate the value of our patience in holding on to companies that our research shows to be attractive investments.

     Please call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What specific factors helped performance during the reporting period?

A: We added value through strong stock selection across a broad range of industries. Our best performance was in utilities, where we generated outperformance through our ownership of NRG Energy, PSEG, and Questar. Shares in NRG and PSEG were both boosted by the rising demand for power in the U.S. market, while PSEG gained an added boost via the success of its restructuring efforts following the failure of its merger with Exelon. Questar, meanwhile, rose on the strength of the improving prospects for several oil and gas producing regions in the Rocky Mountains.

     The next-best sector in terms of stock selection was pharmaceuticals, where the Fund's two biggest winners were Bristol-Myers Squibb and Schering Plough. Both companies benefited from a similar story: rising earnings and growing confidence in their new drug pipelines. Also making a positive contribution was Teva Pharmaceuticals, which delivered an impressive first half performance after receiving government approval for the sale of generic versions of several popular drugs.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     Within technology, our stock selection in the hardware industry provided a boost to returns. Corning, a large maker of the screens used in flat panel TVs, gained ground steadily throughout the reporting period behind the continued strength in demand for big-screen televisions. Also aiding performance was Palm, which rose on takeover speculation. This caused the stock to move to what we believed was its fair value, and we took the opportunity to close out our position at a profit. A third strong performer within hardware was Qualcomm, which benefited from the continued healthy demand for the chip sets it supplies to mobile phone manufacturers.

     Rounding out the list of areas in which we added the most value was capital goods, a segment of the industrials sector. Here, positive contributions came from Deere, which we have since sold, and 3M. Also performing well for the Fund was a relatively new position in Crane, which manufactures a wide range of engineered industrial products. We purchased the stock at an average cost of roughly $39 in early March, and it closed the period at $45.45.

Q:   What elements of the Fund's positioning detracted from performance?

A: There was no single industry in which the Fund's stock picks lagged by a wide margin, which was one of the reasons its relative performance was so strong in the first half. We underperformed in the household and personal products group, where a position in Procter & Gamble produced a positive return, but failed to keep pace with the broader industry. We continue to hold the stock in the Fund, believing the positive impact of its Gillette acquisition will become evident in the second half of this year. We also underperformed within the banking industry, with Hudson City Bancorp representing the largest individual detractor. Finally, transportation was a weak area for the Fund due to a position in UPS, which underperformed, and our underweight position in railroad stocks, which performed very well.

Q:   In what areas have you been finding opportunities?

A: Many of our recent purchases have been in stocks that traditionally fall into the "growth" category. It is important to keep in mind that we do not look at the broad growth and value asset classes from a top-down perspective when we make investment decisions.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     With that said, the portfolio, in the aggregate, actually did move more toward the growth style box in the first half of the year. This is simply a reflection of the fact that many growth stocks have been more attractively valued of late than so-called "value" stocks, following the substantial outperformance of the latter group during the past three years. An area where we have found a wealth of opportunities is technology, the sector that is perhaps most typically synonymous with growth. Our research has shown a number of stocks in the hardware and semiconductor industries to be attractive, most notably Network Appliance, Hewlett Packard, Intel, and Infineon. Outside of technology, we purchased shares in Coca-Cola, which is seeing rapid growth in the emerging markets. And in financials, new purchases included Investment Technology Group, a provider of trading solutions to investment firms; Lazard, a company we believe is well positioned to take advantage of the rising demand for investment banking services; and First Marblehead, which securitizes and services student loans and whose shares, in our view, represent an attractive value.

Q:   Do you have any closing thoughts for shareholders?

A: We remain committed to our disciplined, bottom-up approach. During the past six months, the Fund outperformed in both up and down markets, and we believe this is a sign that our strategy is working. While this will not always be the case, of course, it underscores our belief that individual company research is the best way to generate outperformance in any market environment.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                               95.6%
Temporary Cash Investments                        2.3%
Depositary Receipts for International Stocks      1.1%
International Common Stocks                       1.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                       20.6%
Information Technology                           15.7%
Health Care                                      11.7%
Industrials                                      11.6%
Energy                                           10.7%
Consumer Discretionary                           10.2%
Consumer Staples                                  9.3%
Telecommunication Services                        3.6%
Utilities                                         3.5%
Materials                                         3.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Chevron Corp.                           3.81%
    2.   USX-Marathon Group, Inc.                2.74
    3.   Merrill Lynch & Co., Inc.               2.69
    4.   Verizon Communications, Inc.            2.60
    5.   Apache Corp.                            2.39
    6.   Citigroup, Inc.                         2.35
    7.   Microsoft Corp.                         2.26
    8.   Cisco Systems, Inc.                     2.23
    9.   3M Co.                                  2.08
   10.   Corning, Inc.                           2.03

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Research Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class           6/30/07             12/31/06
 -----           -------             --------
    A            $12.27              $11.23
    B            $11.68              $10.73
    C            $11.77              $10.80
    Y            $12.40              $11.31

Distributions Per Share
--------------------------------------------------------------------------------

                                 1/1/07 - 6/30/07
                                 ----------------
                                   Short-Term          Long-Term
 Class         Dividends         Capital Gains       Capital Gains
 -----         ---------         -------------       -------------
   A             $  -                $  -               $  -
   B             $  -                $  -               $  -
   C             $  -                $  -               $  -
   Y             $  -                $  -               $  -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

---------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                       Net Asset    Public Offering
Period                Value (NAV)     Price (POP)
Life-of-Class
(11/18/99)               2.93%         2.14%
5 Years                 10.69          9.38
1 Year                  20.72         13.81
---------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                         Gross          Net
                         1.43%         1.25%
---------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer                Standard & Poor's
                        Research Fund                 500 Index
11/99                       $ 9,425                    $10,000
                             10,315                     10,543
6/01                          8,731                      8,980
                              7,156                      7,366
6/03                          6,956                      7,384
                              8,149                      8,795
6/05                          8,821                      9,350
                              9,851                     10,157
6/07                         11,893                     12,246

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

-------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (11/18/99)                   2.08%       2.08%
 5 Years                      9.77        9.77
 1 Year                      19.69       15.69
-------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                              Gross        Net
                              2.18%       2.15%
-------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer                Standard & Poor's
                       Research Fund                 500 Index
11/99                     $10,000                     $10,000
                           10,892                      10,543
6/01                        9,158                       8,980
                            7,444                       7,366
6/03                        7,181                       7,384
                            8,347                       8,795
6/05                        8,959                       9,350
                            9,913                      10,157
6/07                       11,865                      12,246

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (11/19/99)                   2.17%       2.17%
 5 Years                      9.83        9.83
 1 Year                      19.86       19.86
------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                              Gross        Net
                              2.23%       2.15%
------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer                Standard & Poor's
                       Research Fund                 500 Index
11/99                     $10,000                     $10,000
                           10,891                      10,543
6/01                        9,160                       8,980
                            7,460                       7,366
6/03                        7,206                       7,384
                            8,370                       8,795
6/05                        8,993                       9,350
                            9,945                      10,157
6/07                       11,920                      12,246

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (11/18/99)                   3.03%       3.03%
 5 Years                     10.85       10.85
 1 Year                      21.36       21.36
------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2007)
                              Gross        Net
                              0.94%       0.94%
------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer                Standard & Poor's
                       Research Fund                 500 Index
11/99                     $10,000                     $10,000
                           10,941                      10,543
6/01                        9,261                       8,980
                            7,591                       7,366
6/03                        7,379                       7,384
                            8,644                       8,795
6/05                        9,375                       9,350
                           10,470                      10,157
6/07                       12,707                      12,246

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2007 through June 30, 2007.

Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 1/1/07

Ending Account Value             $1,092.60      $1,088.50      $1,089.80      $1,096.40
On 6/30/07

Expenses Paid During Period*     $    6.23      $   10.82      $   10.00      $    3.85

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.09%, 1.93%, and 0.74% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from January 1, 2007 through June 30, 2007.

Share Class                          A              B              C              Y
---------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 1/1/07

Ending Account Value             $1,018.84      $1,014.43      $1,015.22      $1,021.12
On 6/30/07

Expenses Paid During Period*     $    6.01      $   10.44      $    9.64      $    3.21

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.09%, 1.93%, and 0.74% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                Value
              COMMON STOCKS - 99.4%
              Energy - 10.7%
              Integrated Oil & Gas - 7.5%
  85,855      Chevron Corp.                                      $  7,232,425
  22,998      ConocoPhillips                                        1,805,343
  86,530      USX-Marathon Group, Inc.                              5,188,339
                                                                 ------------
                                                                 $ 14,226,107
                                                                 ------------
              Oil & Gas Equipment & Services - 0.8%
  29,346      Weatherford Intl, Inc.*                            $  1,621,073
                                                                 ------------
              Oil & Gas Exploration & Production - 2.4%
  55,471      Apache Corp.                                       $  4,525,879
                                                                 ------------
              Total Energy                                       $ 20,373,059
                                                                 ------------
              Materials - 3.0%
              Diversified Chemical - 1.4%
  33,631      Dow Chemical Co.                                   $  1,487,163
  15,798      PPG Industries, Inc. (b)                              1,202,386
                                                                 ------------
                                                                 $  2,689,549
                                                                 ------------
              Diversified Metals & Mining - 0.8%
  18,569      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  1,537,885
                                                                 ------------
              Specialty Chemicals - 0.3%
  11,836      Rohm and Haas Co.                                  $    647,192
                                                                 ------------
              Steel - 0.5%
  15,811      Nucor Corp.                                        $    927,315
                                                                 ------------
              Total Materials                                    $  5,801,941
                                                                 ------------
              Capital Goods - 9.8%
              Aerospace & Defense - 2.0%
  22,375      Northrop Grumman Corp.                             $  1,742,341
  29,766      United Technologies Corp.                             2,111,302
                                                                 ------------
                                                                 $  3,853,643
                                                                 ------------
              Construction & Engineering - 0.8%
  55,476      KBR, Inc.*                                         $  1,455,135
                                                                 ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              Electrical Component & Equipment - 2.6%
  44,341      Rockwell International Corp.                       $  3,079,039
  32,222      Thomas & Betts Corp.*                                 1,868,876
                                                                 ------------
                                                                 $  4,947,915
                                                                 ------------
              Industrial Conglomerates - 3.4%
  45,500      3M Co.                                             $  3,948,945
  42,641      Cardiome Pharma Corp.*                                  392,724
  64,896      Tyco International, Ltd.                              2,192,836
                                                                 ------------
                                                                 $  6,534,505
                                                                 ------------
              Industrial Machinery - 1.0%
  40,678      Crane Co.                                          $  1,848,815
                                                                 ------------
              Total Capital Goods                                $ 18,640,013
                                                                 ------------
              Transportation - 1.8%
              Air Freight & Couriers - 1.2%
  12,685      C H Robinson Worldwide, Inc. (b)                   $    666,216
  22,190      United Parcel Service                                 1,619,870
                                                                 ------------
                                                                 $  2,286,086
                                                                 ------------
              Railroads - 0.6%
  13,616      Burlington Northern, Inc.                          $  1,159,266
                                                                 ------------
              Total Transportation                               $  3,445,352
                                                                 ------------
              Automobiles & Components - 0.8%
              Auto Parts & Equipment - 0.8%
  11,868      BorgWarner, Inc.                                   $  1,021,123
  12,042      Tenneco, Inc.*                                          421,952
                                                                 ------------
                                                                 $  1,443,075
                                                                 ------------
              Total Automobiles & Components                     $  1,443,075
                                                                 ------------
              Consumer Durables & Apparel - 1.2%
              Apparel, Accessories & Luxury Goods - 0.3%
  13,888      Coach, Inc.*                                       $    658,152
                                                                 ------------
              Footwear - 0.4%
  11,800      Nike, Inc.                                         $    687,822
                                                                 ------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
              Leisure Products - 0.5%
   15,258     Hasbro, Inc.                                       $    479,254
   21,100     Mattel, Inc.*                                           533,619
                                                                 ------------
                                                                 $  1,012,873
                                                                 ------------
              Total Consumer Durables & Apparel                  $  2,358,847
                                                                 ------------
              Consumer Services - 1.7%
              Hotels, Resorts & Cruise Lines - 0.7%
   14,212     Carnival Corp.                                     $    693,119
   14,035     Marriott International, Inc.                            606,873
                                                                 ------------
                                                                 $  1,299,992
                                                                 ------------
              Restaurants - 1.0%
   26,091     McDonald's Corp.                                   $  1,324,379
   19,550     Yum! Brands, Inc.                                       639,676
                                                                 ------------
                                                                 $  1,964,055
                                                                 ------------
              Total Consumer Services                            $  3,264,047
                                                                 ------------
              Media - 3.4%
              Broadcasting & Cable TV - 0.0%
        1     Citadel Broadcasting Corp.*                        $          5
                                                                 ------------
              Movies & Entertainment - 3.2%
   70,528     News Corp, Inc.                                    $  1,495,899
   78,452     The Walt Disney Co.                                   2,678,351
   43,908     Viacom, Inc. (Class B)*                               1,827,890
                                                                 ------------
                                                                 $  6,002,140
                                                                 ------------
              Publishing - 0.2%
    6,879     McGraw-Hill Co., Inc.                              $    468,322
                                                                 ------------
              Total Media                                        $  6,470,467
                                                                 ------------
              Retailing - 3.1%
              Apparel Retail - 0.8%
   21,207     Abercrombie & Fitch Co.                            $  1,547,687
                                                                 ------------
              Department Stores - 1.1%
   20,090     J.C. Penney Co., Inc.                              $  1,454,114
   15,684     Macys, Inc.                                             623,910
                                                                 ------------
                                                                 $  2,078,024
                                                                 ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              General Merchandise Stores - 1.2%
  35,279      Target Corp.                                       $  2,243,744
                                                                 ------------
              Total Retailing                                    $  5,869,455
                                                                 ------------
              Food & Drug Retailing - 2.2%
              Drug Retail - 2.2%
  66,326      CVS Corp.                                          $  2,417,583
  41,387      Walgreen Co.                                          1,801,990
                                                                 ------------
                                                                 $  4,219,573
                                                                 ------------
              Total Food & Drug Retailing                        $  4,219,573
                                                                 ------------
              Food, Beverage & Tobacco - 4.4%
              Soft Drinks - 1.0%
  35,300      Coca-Cola Co.                                      $  1,846,543
                                                                 ------------
              Tobacco - 3.4%
  46,868      Altria Group, Inc.                                 $  3,287,322
  41,252      Loews Corp Carolina Group                             3,187,542
                                                                 ------------
                                                                 $  6,474,864
                                                                 ------------
              Total Food, Beverage & Tobacco                     $  8,321,407
                                                                 ------------
              Household & Personal Products - 2.7%
              Household Products - 2.1%
  12,300      Church & Dwight Co., Inc.                          $    596,058
  56,594      Procter & Gamble Co.                                  3,462,987
                                                                 ------------
                                                                 $  4,059,045
                                                                 ------------
              Personal Products - 0.6%
  23,519      Estee Lauder Co.                                   $  1,070,350
                                                                 ------------
              Total Household & Personal Products                $  5,129,395
                                                                 ------------
              Health Care Equipment & Services - 3.9%
              Health Care Equipment - 2.6%
  32,455      Edwards Lifesciences Group*                        $  1,601,330
  47,763      Medtronic, Inc.                                       2,476,989
  14,195      Stryker Corp.                                           895,563
                                                                 ------------
                                                                 $  4,973,882
                                                                 ------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
              Health Care Services - 1.3%
  23,730      Fresenius Medical Care AG                         $  1,096,085
  16,497      Medco Health Solutions, Inc.*                        1,286,601
                                                                ------------
                                                                $  2,382,686
                                                                ------------
              Total Health Care Equipment & Services            $  7,356,568
                                                                ------------
              Pharmaceuticals & Biotechnology - 7.8%
              Biotechnology - 0.9%
  38,832      Cubist Pharmaceuticals, Inc.*(b)                  $    765,379
  33,497      Vertex Pharmaceuticals, Inc.*                          956,674
                                                                ------------
                                                                $  1,722,053
                                                                ------------
              Life Sciences Tools & Services - 0.6%
   8,266      Advanced Magnetics, Inc.*(b)                      $    480,751
  10,700      Thermo Fisher Scientific, Inc.*                        553,404
                                                                ------------
                                                                $  1,034,155
                                                                ------------
              Pharmaceuticals - 6.3%
 106,639      Bristol-Myers Squibb Co.                          $  3,365,527
  30,521      Eli Lilly & Co.                                      1,705,513
  71,247      Merck & Co., Inc.                                    3,548,101
  79,958      Schering-Plough Corp.                                2,433,922
  24,819      Teva Pharmaceutical Industries, Ltd. (A.D.R.)        1,023,784
                                                                ------------
                                                                $ 12,076,847
                                                                ------------
              Total Pharmaceuticals & Biotechnology             $ 14,833,055
                                                                ------------
              Banks - 4.4%
              Diversified Banks - 1.5%
  55,161      Wachovia Corp.                                    $  2,827,001
                                                                ------------
              Regional Banks - 2.4%
  24,500      First Horizon National Corp.                      $    955,500
  32,056      PNC Bank Corp.                                       2,294,568
  18,467      Zions Bancorporation                                 1,420,297
                                                                ------------
                                                                $  4,670,365
                                                                ------------
              Thrifts & Mortgage Finance - 0.5%
  25,800      Countrywide Financial Corp*                       $    937,830
                                                                ------------
              Total Banks                                       $  8,435,196
                                                                ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              Diversified Financials - 10.3%
              Asset Management & Custody Banks - 2.7%
  39,101      Federated Investors, Inc.                          $  1,498,741
  27,717      Franklin Resources, Inc.                              3,671,671
                                                                 ------------
                                                                 $  5,170,412
                                                                 ------------
              Consumer Finance - 1.7%
  21,608      American Express Co.                               $  1,321,977
  49,200      The First Marblehead Corp. (b)                        1,901,088
                                                                 ------------
                                                                 $  3,223,065
                                                                 ------------
              Investment Banking & Brokerage - 3.5%
  38,210      Investment Technology Group, Inc.                  $  1,655,639
  60,994      Merrill Lynch & Co., Inc.                             5,097,879
                                                                 ------------
                                                                 $  6,753,518
                                                                 ------------
              Diversified Financial Services - 2.3%
  86,965      Citigroup, Inc.                                    $  4,460,435
                                                                 ------------
              Total Diversified Financials                       $ 19,607,430
                                                                 ------------
              Insurance - 4.8%
              Life & Health Insurance - 0.6%
  17,933      MetLife, Inc.                                      $  1,156,320
                                                                 ------------
              Multi-Line Insurance - 2.4%
  46,035      American International Group, Inc.                 $  3,223,831
  14,183      Hartford Financial Services Group, Inc.               1,397,167
                                                                 ------------
                                                                 $  4,620,998
                                                                 ------------
              Property & Casualty Insurance - 1.8%
  16,850      Allstate Corp.                                     $  1,036,444
  14,108      Exel, Ltd.                                            1,189,163
  21,611      The Traveler Companies, Inc.                          1,156,189
                                                                 ------------
                                                                 $  3,381,796
                                                                 ------------
              Total Insurance                                    $  9,159,114
                                                                 ------------
              Real Estate - 1.0%
              Diversified Real Estate Investment Trusts -        0.3%
  12,800      Liberty Property Trust (b)                         $    562,304
                                                                 ------------
              Retail Real Estate Investment Trusts - 0.3%
  10,800      General Growth Pro TLB SC                          $    571,860
                                                                 ------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
              Specialized Real Estate Investment Trusts - 0.4%
  16,300      Plum Creek Timber Co., Inc.                        $    679,058
                                                                 ------------
              Total Real Estate                                  $  1,813,222
                                                                 ------------
              Software & Services - 5.8%
              Application Software - 0.7%
  41,401      Citrix Systems, Inc.*                              $  1,393,972
                                                                 ------------
              Internet Software & Services - 0.8%
  56,955      Yahoo!, Inc.*                                      $  1,545,189
                                                                 ------------
              It Consulting & Other Services - 0.2%
  10,146      Accenture, Ltd.                                    $    435,162
                                                                 ------------
              Systems Software - 4.1%
  53,765      Macrovision Corp.*                                 $  1,616,176
 145,269      Microsoft Corp.                                       4,281,077
  95,533      Oracle Corp.*                                         1,882,955
                                                                 ------------
                                                                 $  7,780,208
                                                                 ------------
              Total Software & Services                          $ 11,154,531
                                                                 ------------
              Technology Hardware & Equipment - 7.0%
              Communications Equipment - 5.0%
 151,638      Cisco Systems, Inc.*                               $  4,223,118
 150,415      Corning, Inc.*                                        3,843,103
  35,960      Qualcomm, Inc.                                        1,560,304
                                                                 ------------
                                                                 $  9,626,525
                                                                 ------------
              Computer Hardware - 2.0%
  55,400      Hewlett-Packard Co.                                $  2,471,948
 250,325      Sun Microsystems, Inc.*                               1,316,710
                                                                 ------------
                                                                 $  3,788,658
                                                                 ------------
              Total Technology Hardware & Equipment              $ 13,415,183
                                                                 ------------
              Semiconductors - 2.7%
  46,000      Infineon Technologies AG*                          $    762,613
 103,600      Intel Corp.                                           2,461,536
  50,067      Texas Instruments, Inc.                               1,884,021
                                                                 ------------
                                                                 $  5,108,170
                                                                 ------------
              Total Semiconductors                               $  5,108,170
                                                                 ------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                               Value
              Telecommunication Services - 3.6%
              Integrated Telecommunication Services - 2.6%
  119,887     Verizon Communications, Inc.                       $  4,935,748
                                                                 ------------
              Wireless Telecommunication Services - 1.0%
   90,113     Sprint Nextel Corp.                                $  1,866,240
                                                                 ------------
              Total Telecommunication Services                   $  6,801,988
                                                                 ------------
              Utilities - 3.5%
              Electric Utilities - 0.4%
   12,687     Firstenergy Corp.                                  $    821,230
                                                                 ------------
              Gas Utilities - 0.7%
   24,864     Questar Corp.                                      $  1,314,062
                                                                 ------------
              Independent Power Producer & Energy Traders - 0.9%
   39,091     NRG Energy, Inc.*                                  $  1,625,014
                                                                 ------------
              Multi-Utilities - 1.5%
   32,671     Public Service Enterprise Group, Inc.              $  2,867,860
                                                                 ------------
              Total Utilities                                    $  6,628,166
                                                                 ------------
              TOTAL COMMON STOCKS
              (Cost $167,756,160)                                $189,649,254
                                                                 ------------
              TEMPORARY CASH INVESTMENT - 2.3%
              Security Lending Collateral - 2.3%
4,451,243     Securities Lending Investment Fund, 5.28%          $  4,451,243
                                                                 ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $4,451,243)                                  $  4,451,243
                                                                 ------------
              TOTAL INVESTMENT IN SECURITIES - 101.8%
              (Cost $172,207,403) (a)                            $194,100,497
                                                                 ------------
              OTHER ASSETS AND LIABILITIES - (1.8)%              $ (3,393,440)
                                                                 ------------
              TOTAL NET ASSETS - 100.0%                          $190,707,057
                                                                 ============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $173,585,875 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost                                         $21,935,866
           Aggregate gross unrealized loss for all investments in which there is
           an excess of tax cost over value                                          (1,421,244)
                                                                                    -----------
           Net unrealized gain                                                      $20,514,622
                                                                                    ===========

(b)      At June 30, 2007, the following securities were out on loan:



         Shares     Security                                                     Market Value
         38,444     Cubist Pharmaceuticals, Inc.*                                  $  757,732
         29,304     The First Marblehead Corp.                                      1,132,307
         12,672     Liberty Property Trust                                            556,681
         15,600     PPG Industries, Inc.                                            1,187,316
          8,183     Advanced Magnetics, Inc.*                                         475,924
          4,200     C H Robinson Worldwide, Inc.                                      220,584
                                                                                   ----------
                    Total                                                          $4,330,544
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $65,395,596 and $67,002,241, respectively.


24    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $4,330,544) (cost $172,207,403)                                $194,100,497
  Cash                                                                1,280,589
  Receivables -
    Investment securities sold                                        1,740,318
    Fund shares sold                                                    346,926
    Dividends, interest and foreign taxes withheld                      142,348
    Forward foreign currency settlement hedge contracts, net                771
  Other                                                                   3,831
                                                                   ------------
     Total assets                                                  $197,615,280
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $  2,280,480
    Fund shares repurchased                                              98,147
    Upon return of securities loaned                                  4,451,243
  Due to affiliates                                                      17,428
  Accrued expenses                                                       60,925
                                                                   ------------
     Total liabilities                                             $  6,908,223
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $141,314,865
  Undistributed net investment income                                   751,028
  Accumulated net realized gain on investments and foreign
    currency transactions                                            26,748,668
  Net unrealized gain on investments                                 21,893,094
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                             (598)
                                                                   ------------
     Total net assets                                              $190,707,057
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $19,825,016/1,615,209 shares)                  $      12.27
                                                                   ============
  Class B (based on $16,038,877/1,372,917 shares)                  $      11.68
                                                                   ============
  Class C (based on $2,935,011/249,432 shares)                     $      11.77
                                                                   ============
  Class Y (based on $151,908,153/12,253,280 shares)                $      12.40
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($12.27 [divided by] 94.25%)                             $      13.02
                                                                   ============



The accompanying notes are an integral part of these financial statements.   25

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,742)         $1,522,580
  Interest                                                       32,430
  Income from securities loaned, net                              3,660
                                                              ----------
     Total investment income                                                   $ 1,558,670
                                                                               -----------
EXPENSES:
  Management fees                                             $ 594,737
  Transfer agent fees and expenses
   Class A                                                       19,912
   Class B                                                       28,186
   Class C                                                        2,724
   Class Y                                                          855
  Distribution fees
   Class A                                                       24,435
   Class B                                                       81,071
   Class C                                                       13,977
  Administrative reimbursements                                  20,587
  Custodian fees                                                 16,878
  Registration fees                                               2,996
  Professional fees                                              23,520
  Printing expense                                               12,193
  Fees and expenses of nonaffiliated trustees                     3,924
  Miscellaneous                                                   4,550
                                                              ----------
     Total expenses                                                            $   850,545
     Less fees paid indirectly                                                        (911)
                                                                               -----------
     Net expenses                                                              $   849,634
                                                                               -----------
       Net investment income                                                   $   709,036
                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                $7,891,780
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                  712        $ 7,892,492
                                                              ----------       -----------
  Change in net unrealized gain (loss) on:
   Investments                                                $8,101,811
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 (610)       $ 8,101,201
                                                              ----------       -----------
  Net gain on investments and foreign currency transactions                    $15,993,693
                                                                               -----------
  Net increase in net assets resulting from operations                         $16,702,729
                                                                               ===========


26    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                              Six Months
                                                                 Ended
                                                                6/30/07        Year Ended
                                                              (unaudited)       12/31/06
FROM OPERATIONS:
Net investment income                                       $     709,036    $   1,010,654
Net realized gain on investments and foreign currency
  transactions                                                  7,892,492       23,047,657
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                             8,101,201       (6,852,920)
                                                            -------------    -------------
    Net increase in net assets resulting from operations    $  16,702,729    $  17,205,391
                                                            -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.05 per share, respectively)       $           -    $     (87,470)
    Class B ($0.00 and $0.01 per share, respectively)                   -          (19,698)
    Class Y ($0.00 and $0.07 per share, respectively)                   -         (855,524)
                                                            -------------    -------------
     Total distributions to shareowners                     $           -    $    (962,692)
                                                            -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  13,731,502    $  56,109,067
Shares issued in reorganization                                         -       76,936,238
Reinvestment of distributions                                           -          825,047
Cost of shares repurchased                                    (18,673,301)     (45,413,939)
                                                            -------------    -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                           $  (4,941,799)   $  88,456,413
                                                            -------------    -------------
    Net increase in net assets                              $  11,760,930    $ 104,699,112
NET ASSETS:
Beginning of period                                           178,946,127       74,247,015
                                                            -------------    -------------
End of period                                               $ 190,707,057    $ 178,946,127
                                                            =============    =============
Undistributed net investment income                         $     751,028    $      41,992
                                                            =============    =============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '07 Shares    '07 Amount      '06 Shares      '06 Amount
                                     (unaudited)   (unaudited)
CLASS A
Shares sold                             124,978    $  1,457,701        160,062    $  1,725,277
Shares issued in reorganization               -               -      1,256,040    $ 13,791,307
Reinvestment of distributions                 -               -          6,824          77,131
Less shares repurchased                (216,519)     (2,519,048)      (484,182)     (5,306,624)
                                     ----------    ------------     ----------    ------------
    Net increase (decrease)             (91,541)   $ (1,061,347)       938,744    $ 10,287,091
                                     ==========    ============     ==========    ============
CLASS B
Shares sold                              21,799    $    247,020         79,164    $    781,237
Shares issued in reorganization               -               -      1,064,712    $ 11,147,530
Reinvestment of distributions                 -               -          1,474          15,915
Less shares repurchased                (212,333)     (2,371,298)      (181,099)     (1,829,030)
                                     ----------    ------------     ----------    ------------
    Net increase (decrease)            (190,534)   $ (2,124,278)       964,251    $ 10,115,652
                                     ==========    ============     ==========    ============
CLASS C
Shares sold                              20,166    $    229,017         15,168    $    153,521
Shares issued in reorganization               -               -          5,989    $     63,060
Less shares repurchased                 (22,227)       (251,703)       (86,870)       (865,696)
                                     ----------    ------------     ----------    ------------
    Net decrease                         (2,061)   $    (22,686)       (65,713)   $   (649,115)
                                     ==========    ============     ==========    ============
CLASS Y
Shares sold                           1,006,300    $ 11,797,764      5,051,327    $ 53,449,032
Shares issued in reorganization               -               -      4,691,449      51,934,341
Reinvestment of distributions                 -               -         64,323         732,001
Less shares repurchased              (1,152,999)    (13,531,252)    (3,292,266)    (37,412,589)
                                     ----------    ------------     ----------    ------------
    Net increase (decrease)            (146,699)   $ (1,733,488)     6,514,833    $ 68,702,785
                                     ==========    ============     ==========    ============


28    The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/07    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)   12/31/06    12/31/05    12/31/04  12/31/03(a)   12/31/02
CLASS A
Net asset value, beginning of period                         $ 11.23      $  9.80       $ 9.17     $ 8.30     $ 6.66      $  8.61
                                                             -------      -------       ------     ------     ------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $  0.03      $  0.04       $ 0.04     $ 0.07     $ 0.02      $ (0.02)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                 1.01         1.44         0.62       0.87       1.62        (1.93)
                                                             -------      -------       ------     ------     ------      -------
  Net increase (decrease) from investment operations         $  1.04      $  1.48       $ 0.66     $ 0.94     $ 1.64      $ (1.95)
Distributions to shareowners:
 Net investment income                                             -        (0.05)       (0.03)     (0.07)         -            -
                                                             -------      -------       ------     ------     ------      -------
Net increase (decrease) in net asset value                   $  1.04      $  1.43       $ 0.63     $ 0.87     $ 1.64      $ (1.95)
                                                             -------      -------       ------     ------     ------      -------
Net asset value, end of period                               $ 12.27      $ 11.23       $ 9.80     $ 9.17     $ 8.30      $  6.66
                                                             =======      =======       ======     ======     ======      =======
Total return*                                                   9.26%       15.11%        7.20%     11.38%     24.62%      (22.65)%
Ratio of net expenses to average net assets+                    1.20%**      1.26%        1.25%      1.16%      1.40%        1.75%
Ratio of net investment income (loss) to average net assets+    0.50%**      0.79%        0.44%      0.79%      0.21%       (0.28)%
Portfolio turnover rate                                           72%**       184%          89%       106%        74%           6%
Net assets, end of period (in thousands)                     $19,825      $19,168       $7,526     $8,096     $8,244      $ 6,680
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   1.20%**      1.43%        1.81%      2.20%      1.96%        2.08%
 Net investment income (loss)                                   0.50%**      0.62%       (0.12)%    (0.25)%    (0.35)%      (0.61)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.20%**      1.25%        1.25%      1.16%      1.40%        1.75%
 Net investment income (loss)                                   0.50%**      0.80%        0.44%      0.79%      0.21%       (0.28)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/07    Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
                                                            (unaudited)   12/31/06    12/31/05    12/31/04    12/31/03(a)  12/31/02
CLASS B
Net asset value, beginning of period                          $ 10.73      $  9.42     $ 8.87       $ 8.03      $ 6.50    $  8.45
                                                              -------      -------     ------       ------      ------    -------
Increase (decrease) from investment operations:
 Net investment loss                                          $ (0.02)     $ (0.01)    $(0.05)      $(0.00)(b)  $(0.04)   $ (0.07)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  0.97         1.33       0.60         0.84        1.57      (1.88)
                                                              -------      -------     ------       ------      ------    -------
  Net increase (decrease) from investment operations          $  0.95      $  1.32     $ 0.55       $ 0.84      $ 1.53    $ (1.95)
Distributions to shareowners:
 Net investment income                                              -        (0.01)         -        (0.00)(b)       -          -
                                                              -------      -------     ------       ------      ------    -------
Net increase (decrease) in net asset value                    $  0.95      $  1.31     $ 0.55       $ 0.84      $ 1.53    $ (1.95)
                                                              -------      -------     ------       ------      ------    -------
Net asset value, end of period                                $ 11.68      $ 10.73     $ 9.42       $ 8.87      $ 8.03    $  6.50
                                                              =======      =======     ======       ======      ======    =======
Total return*                                                    8.85%       14.04%      6.20%       10.51%      23.54%    (23.08)%
Ratio of net expenses to average net assets+                     2.09%**      2.15%      2.15%        1.95%       2.20%      2.45%
Ratio of net investment loss to average net assets+             (0.38)%**    (0.11)%    (0.46)%       0.00%(b)   (0.59)%    (0.97)%
Portfolio turnover rate                                            72%**       184%        89%         106%         74%         6%
Net assets, end of period (in thousands)                      $16,039      $16,779     $5,647       $6,972      $7,532    $ 6,613
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    2.09%**      2.18%      2.69%        2.98%       2.76%      2.78%
 Net investment loss                                            (0.38)%**    (0.14)%    (1.00)%      (1.03)%     (1.15)%    (1.30)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    2.09%**      2.15%      2.15%        1.95%       2.20%      2.45%
 Net investment loss                                            (0.38)%**    (0.11)%    (0.46)%       0.00%(b)   (0.59)%    (0.97)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/07    Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                           (unaudited)   12/31/06    12/31/05    12/31/04   12/31/03(a)  12/31/02
CLASS C
Net asset value, beginning of period                          $10.80       $ 9.47     $ 8.92     $ 8.07       $ 6.53      $  8.48
                                                              ------       ------     ------     ------       ------      -------
Increase (decrease) from investment operations:
 Net investment loss                                          $(0.01)      $(0.03)    $(0.05)    $(0.00)(b)   $(0.04)     $ (0.07)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                 0.98         1.36       0.60       0.85         1.58        (1.88)
                                                              ------       ------     ------     ------       ------      -------
  Net increase (decrease) from investment operations          $ 0.97       $ 1.33     $ 0.55     $ 0.85       $ 1.54      $ (1.95)
Distributions to shareowners:
 Net investment income                                             -            -          -      (0.00)(b)        -            -
                                                              ------       ------     ------     ------       ------      -------
Net increase (decrease) in net asset value                    $ 0.97       $ 1.33     $ 0.55     $ 0.85       $ 1.54      $ (1.95)
                                                              ------       ------     ------     ------       ------      -------
Net asset value, end of period                                $11.77       $10.80     $ 9.47     $ 8.92       $ 8.07      $  6.53
                                                              ======       ======     ======     ======       ======      =======
Total return*                                                   8.98%       14.04%      6.17%     10.60%       23.58%      (23.00)%
Ratio of net expenses to average net assets+                    1.94%**      2.16%      2.15%      1.92%        2.14%        2.35%
Ratio of net investment loss to average net assets+            (0.23)%**    (0.28)%    (0.46)%     0.00%(b)    (0.53)%      (0.88)%
Portfolio turnover rate                                           72%**       184%        89%       106%          74%           6%
Net assets, end of period (in thousands)                      $2,935       $2,716     $3,005     $3,572       $3,989      $ 3,768
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   1.94%**      2.23%      2.62%      2.94%        2.70%        2.69%
 Net investment loss                                           (0.23)%**    (0.35)%    (0.93)%    (1.02%)      (1.09%)      (1.22%)
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.93%**      2.15%      2.15%      1.92%        2.14%        2.35%
 Net investment loss                                           (0.22)%**    (0.27)%    (0.46)%     0.00%(b)    (0.53)%      (0.88%)

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                       Ended                           8/11/04(a)
                                                                                      6/30/07   Year Ended  Year Ended     to
                                                                                    (unaudited)  12/31/06    12/31/05   12/31/04
CLASS Y
Net asset value, beginning of period                                                 $  11.31     $   9.87   $  9.21      $ 8.01
                                                                                     --------     --------   -------      ------
Increase from investment operations:
 Net investment income                                                               $   0.06     $   0.08   $  0.03      $ 0.03
 Net realized and unrealized gain on investments and foreign currency transactions       1.03         1.43      0.65        1.21
                                                                                     --------     --------   -------      ------
  Net increase from investment operations                                            $   1.09     $   1.51   $  0.68      $ 1.24
Distributions to shareowners:
 Net investment income                                                                      -        (0.07)    (0.02)      (0.04)
                                                                                     --------     --------   -------      ------
Net increase in net asset value                                                      $   1.09     $   1.44   $  0.66      $ 1.20
                                                                                     --------     --------   -------      ------
Net asset value, end of period                                                       $  12.40     $  11.31   $  9.87      $ 9.21
                                                                                     ========     ========   =======      ======
Total return*                                                                            9.64%       15.29%     7.35%      15.51%(b)
Ratio of net expenses to average net assets+                                             0.74%**      0.94%     1.12%       1.01%**
Ratio of net investment income to average net assets+                                    0.96%**      1.06%     0.76%       2.14%**
Portfolio turnover rate                                                                    72%**       184%       89%        106%
Net assets, end of period (in thousands)                                             $151,908     $140,283   $58,070      $2,374
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            0.74%**      0.94%     1.18%       2.28%**
 Net investment income                                                                   0.96%**      1.06%     0.69%       0.86%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            0.74%**      0.94%     1.12%       1.01%**
 Net investment income                                                                   0.96%**      1.06%     0.75%       2.14%**

(a)  Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                     2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                  $962,692
                                                                   --------
    Total                                                          $962,692
                                                                   ========
--------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The following shows the components of accumulated losses on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                                    2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $    41,992
  Undistributed long-term gain                                   20,234,648
  Unrealized appreciation                                        12,412,823
                                                                -----------
    Total                                                       $32,689,463
                                                                ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $1,211 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     and Class Y shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. Prior to November 10, 2006, the Fund's management fee was 0.75% of the Fund's average daily net assets up to $1 billion

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

and 0.70% on assets over $1 billion. For the six months ended June 30, 2007, the net management fee was equivalent to 0.65%.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2009 for Class A shares and through May 1, 2008 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $7,036 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $9,100 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,292 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $18,193 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $911 under such arrangements.

6.   Forward Foreign Currency Contracts

At June 30, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At June 30, 2007, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $191,473 and $190,702, respectively, resulting in a net receivable of $771.

7.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Research Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Daniel K. Kingsbury                             Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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

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44
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.